Note 19 - Financial Instruments (Details) - Fair Value Information of Hedging Instrument (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Other Noncurrent Assets [Member]
Derivatives, Fair Value [Line Items]
Interest rate swap asset	$ 148
Other Noncurrent Liabilities [Member]
Derivatives, Fair Value [Line Items]
Interest rate swap liability	$ 5,344